CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Statutory Reserve	Retained Earnings	Total
Beginning Balance at Jun. 30, 2018	$ 1,984	$ 211,934,432	$ (14,109,434)	$ 4,687,085	$ 71,369,880	$ 273,883,947
Beginning Balance, shares at Jun. 30, 2018	19,837,642
Net losses	$ 0	0	0	0	(49,809,728)	(49,809,728)
Foreign currency translation adjustment	0	0	(9,623,857)	0	0	(9,623,857)
Ending Balance at Jun. 30, 2019	$ 1,984	211,934,432	(23,733,291)	4,687,085	21,560,152	214,450,362
Ending Balance, Shares at Jun. 30, 2019	19,837,642
Net losses	$ 0	0	0	0	(176,101,494)	(176,101,494)
Foreign currency translation adjustment	0	0	(2,305,407)	0	0	(2,305,407)
Ending Balance at Jun. 30, 2020	$ 1,984	$ 211,934,432	$ (26,038,698)	$ 4,687,085	$ (154,541,342)	$ 36,043,461
Ending Balance, Shares at Jun. 30, 2020	19,837,642